Annual Total Returns[BarChart] - INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.75%	5.96%	(1.80%)	7.78%	2.87%	(0.19%)	5.19%	0.88%	6.87%	3.59%